Insurance Contracts_Exposure To Non life Insurance Price Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-life insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	₩ 5,169,750	₩ 4,927,617
Inward reinsurance	91,440	84,056
Outward reinsurance	(916,083)	(829,003)
Total	4,345,107	4,182,670
General Insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	943,770	906,603
Inward reinsurance	91,440	84,056
Outward reinsurance	(526,026)	(518,099)
Total	509,184	472,560
Automobile insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	1,940,602	2,000,232
Inward reinsurance	0	0
Outward reinsurance	(63,720)	(34,579)
Total	1,876,882	1,965,653
Long-term Insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	2,285,378	2,020,782
Inward reinsurance	0	0
Outward reinsurance	(326,337)	(276,325)
Total	₩ 1,959,041	₩ 1,744,457